SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Corporate Bonds — 61.6%
Bermuda — 0.3%
$277,000	Triton Container International Ltd. / TAL International Container Corp., 5.15%, 2/15/33	$271,679

Brazil — 0.4%
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	331,638

Canada — 2.7%
307,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	321,490
386,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	390,924
300,000	Canadian Imperial Bank of Commerce, 6.50%, 7/28/86(b)	300,200
400,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	413,033
460,000	CI Financial Corp., 7.50%, 5/30/29(a)	481,868
195,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	194,240
260,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	248,827
		2,350,582
Colombia — 0.5%
201,329	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	189,702
206,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	215,371
		405,073
France — 2.0%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	261,138
317,000	BPCE SA, 6.35%, 1/13/47(a),(b)	311,095
442,000	Electricite de France SA, 6.13%, 4/22/56(a)	436,115
460,000	Electricite de France SA, 6.25%, 4/22/66(a)	452,727
250,000	Societe Generale SA, 8.13%, (a),(b),(c)	262,083
		1,723,158
Germany — 0.6%
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	258,320
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	237,857
		496,177
Italy — 0.6%
250,000	Intesa Sanpaolo SpA, 6.01%, 6/29/37(a),(b)	252,182
217,000(d)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(e)	271,523
		523,705
Japan — 0.7%
608,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	636,986

Luxembourg — 0.3%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	263,817

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value

Mexico — 1.5%
$194,290	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	$189,503
228,000	COX Asset Mexico SA de CV, 7.13%, 1/8/32(a)	231,191
261,000	COX Asset Mexico SA de CV, 7.75%, 5/8/36(a)	266,872
200,000	Esentia Energy Development SAB de CV, 6.13%, 7/30/33(a)	199,279
200,000	Esentia Energy Development SAB de CV, 6.50%, 7/30/38(a)	196,542
200,000	FIBRA Prologis, REIT, 5.63%, 1/14/38(a)	192,908
		1,276,295
Spain — 0.2%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.02%, 3/14/28(f)	200,984

Switzerland — 1.7%
592,000	Julius Baer Group Ltd., 3.63%, (b),(c),(e)	557,893
863,000	UBS Group AG, 6.88%, (a),(b),(c)	867,174
		1,425,067
United Arab Emirates — 0.5%
420,000	DAE Funding LLC, 4.95%, 1/15/33(a)	403,908

United Kingdom — 1.4%
420,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	420,940
470,000	Pelagos Insurance Capital Ltd., 7.75%, 6/15/55(b)	494,370
249,000	Standard Life Plc, 8.50%, (b),(c),(e)	264,336
		1,179,646
United States — 48.2%
306,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	296,853
697,000	Ally Financial, Inc., Series D, 7.10%, (b),(c)	704,750
318,000(d)	Alphabet, Inc., 4.38%, 11/6/64	341,488
510,000	American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	502,251
500,000	American Airlines Group, Inc. Pass-Through Trust, Series 2026-1, B, 5.75%, 5/10/35	497,054
514,000	American National Group, Inc., 6.00%, 7/15/35	512,131
395,000	American National Group, Inc., 7.00%, 12/1/55(b)	385,169
264,000	APA Corp., 6.75%, 2/15/55	275,576
253,000	Athene Holding Ltd., 6.63%, 5/19/55	245,774
330,000	Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28(a)	325,525
500,000	Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(a)	492,656
430,000	Beacon Point DC LLC, 6.13%, 11/30/42(a)	434,422
416,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	424,347
240,000	BGC Group, Inc., 6.15%, 4/2/30	244,955
370,000	BGC Group, Inc., 6.60%, 6/10/29	381,558
199,000	BGC Group, Inc., 8.00%, 5/25/28	207,960
600,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	611,727

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$230,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$134,512
453,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	405,806
278,000	Citadel Finance LLC, 4.75%, 2/14/29(a)	273,647
500,000	Citadel Finance LLC, 5.15%, 2/14/31(a)	488,090
244,000	Citigroup, Inc., 6.63%, (b),(c)	248,176
420,000	Citizens Financial Group, Inc., 5.30%, 1/29/36(b)	415,991
504,000	Constellation Global Funding, 4.85%, 10/22/30(a)	493,348
367,000	Discovery Communications LLC, Series, 5.00%, 9/20/37	288,132
300,000	Energy Transfer LP, 6.30%, 1/15/56	301,247
410,000	Energy Transfer LP, 6.50%, 2/15/56(b)	413,482
332,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 6.94%, 11/1/66(f)	331,155
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 6.90%, 8/16/77(g)	279,812
222,000	Essent Group Ltd., 6.25%, 7/1/29	228,972
405,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	396,333
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	355,677
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.03%, (c),(g)	227,129
596,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	584,796
460,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	453,091
219,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	185,658
380,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 5.67%, 3/20/28(f)	384,569
300,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	306,631
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	203,355
530,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	563,318
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	214,110
246,000	GA Global Funding Trust, 5.50%, 4/1/32(a)	244,881
410,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	409,944
443,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	434,813
381,000	Global Atlantic Fin Co., 7.95%, 6/15/33(a)	420,494
370,000	Global Payments, Inc., 5.55%, 11/15/35	358,462
284,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	281,590
627,000	Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37(b)	612,818
1,500,000	Goldman Sachs Group, Inc. (The), 5.43%, 6/3/37(b)	1,505,681
270,000	Grand River Funding Trust I, 6.31%, 2/15/36(a)	270,886
559,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	581,608
249,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(b)	252,488
282,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(b)	298,161
249,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	246,694
649,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	661,610
260,000	Huntington Bancshares, Inc., 5.61%, 1/28/41(b)	254,523
275,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	280,783
600,000	HUT 8 DC LLC, 6.19%, 11/15/42(a)	608,816
283,000	Intel Corp., 3.20%, 8/12/61	164,194

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$207,000	Intel Corp., 5.60%, 2/21/54	$193,453
250,000	Intel Corp., 5.70%, 2/10/53	235,813
290,000	Jackson Financial, Inc., 6.15%, 1/15/37	289,296
389,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	398,142
252,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	254,233
420,000(d)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	475,921
146,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	149,830
433,000	LPL Holdings, Inc., 5.75%, 6/15/35	433,274
186,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	185,930
430,000	Medline Borrower LP, 3.88%, 4/1/29(a)	417,528
280,000	Mercury General Corp., 6.25%, 6/15/36	284,951
320,000	Meridian Arc Holdco LLC, 6.25%, 4/30/31(a)	320,579
410,000	Meta Platforms, Inc., 5.63%, 11/15/55	371,551
211,000	Meta Platforms, Inc., 6.30%, 5/15/56	209,964
240,000	Nissan Motor Acceptance Co. LLC, (SOFR Index + 2.050%), 5.69%, 9/13/27(a),(f)	238,584
419,000	Old National Bancorp, 5.77%, 2/15/36(b)	418,241
240,000	Oracle Corp., 4.55%, 2/4/29	236,642
460,000	Oracle Corp., 5.70%, 2/4/36	446,020
474,000	Oracle Corp., 6.10%, 9/26/65	396,380
518,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	544,288
242,000	Paramount Global, 6.25%, 2/28/57(b)	195,544
336,000	Paramount Global, 6.38%, 3/30/62(b)	287,394
400,000	Patterson-UTI Energy, Inc., 6.05%, 5/15/36	398,416
291,000	PG&E Corp., 6.85%, 9/15/56(b)	290,051
460,000	PG&E Corp., 7.38%, 3/15/55(b)	468,794
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%, (c),(g)	712,830
323,000	PR RNO Property Owner 1 LLC, 6.50%, 5/1/31(a)	322,562
316,000	Puget Energy, Inc., 7.00%, 9/15/56(b)	319,024
316,000	Puget Energy, Inc., 7.25%, 9/15/56(b)	320,938
440,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(a)	418,250
427,000	RD Michigan Property Owner I LLC, 7.50%, 3/30/45(a)	426,382
197,000(d)	Realty Income Corp., REIT, 3.88%, 6/20/35	222,780
330,000	Reinsurance Group of America, Inc., 6.38%, 9/15/56(b)	328,250
290,000	Rio Grande LNG LLC, 5.50%, 1/30/34(a)	288,547
470,000	Rio Grande LNG LLC, 5.75%, 6/30/36(a)	468,392
350,000	Rocket Cos., Inc., 6.50%, 6/15/34(a)	358,945
430,000	Salesforce, Inc., 6.55%, 3/15/56	430,439
210,000	Sammons Financial Group, Inc., 5.95%, 6/15/36(a)	210,347
250,000	ServiceNow, Inc., 5.40%, 5/15/36	249,690
200,000	Space Exploration Technologies Corp., 5.65%, 7/15/33(a)	198,868
287,000	Space Exploration Technologies Corp., 5.88%, 7/15/36(a)	283,201
290,000	Spire, Inc., 6.25%, 6/1/56(b)	288,786
280,000	SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(a)	276,046
240,000	Synchrony Financial, 5.02%, 7/29/29(b)	240,032
660,000	Texas Capital Bancshares, Inc., 5.30%, 2/27/32(b)	654,020

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$375,000	TPG Operating Group II LP, 4.88%, 5/15/31	$369,453
351,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	353,044
280,000	Vertiv Holdings Co., 5.80%, 3/15/56	275,632
170,000	Vertiv Holdings Co., 5.95%, 3/15/66	168,160
536,000	Webster Financial Corp., 5.78%, 9/11/35(b)	539,971
396,000	Western Alliance Bank, 6.54%, 11/15/35(b)	392,523
225,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	230,275
213,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	237,816
290,000	Zions Bancorp NA, 3.25%, 10/29/29	273,447
250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	249,559
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	262,791
		41,461,498
Total Corporate Bonds		52,950,213
(Cost $52,881,565)
Asset Backed Securities — 12.8%
Cayman Islands — 1.7%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.69%, 4/20/31, (a),(f)	499,250
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 6.78%, 4/22/31, (a),(f)	498,150
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.67%, 7/15/31, (a),(f)	499,150
		1,496,550
United States — 11.1%
317,000	Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 8/25/55, (a)	304,357
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54, (a)	541,245
427,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55, (a)	418,781
175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31, (a)	175,836
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30, (a)	226,640
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31, (a)	302,133
660,000	Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 4/17/56, (a)	653,948
423,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, 2/25/56, (a)	416,149
864,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/55, (a)	860,481
196,180	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, (a)	196,665
572,000	Mtp Abs Funding LLC, Series 2026-1A, Class B, 5.88%, 4/25/56, (a)	571,982
73,045	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39, (a)	69,810

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$990,000	Pagaya AI Debt Grantor Trust, Series 2026-R2, Class C, 6.22%, 2/15/34, (a)	$992,534
690,270	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/6/55, (a)	694,457
400,000	QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55, (a)	397,015
420,000	QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 5/25/55, (a)	410,796
462,000	Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56, (a)	447,884
320,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, (a)	311,829
330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54, (a)	325,991
800,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55, (a)	808,099
400,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55, (a)	401,805
		9,528,437
Total Asset Backed Securities		11,024,987
(Cost $11,048,371)
Bank Loans — 7.0%
United States — 7.0%
514,710	Allison Transmission, Inc., (Term SOFR 1M + 1.750%), 5.38%, 1/3/33(f)	513,748
492,500	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 5.43%, 10/15/31(f)	490,500
408,303	Atkore International, Inc., (Term SOFR 3M + 2.000%), 5.73%, 9/29/32(f)	408,813
573,501	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.39%, 6/22/30(f)	573,260
546,000	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 5.69%, 12/7/30(f)	538,700
559,209	Citadel Securities LP, (Term SOFR 3M + 2.000%), 5.66%, 6/10/33(f)	557,850
929,333	Discovery Global Holdings, Inc., (Term SOFR 1M + 2.500%), 6.14%, 6/3/33(f)	929,249
577,688	Hilcorp Energy I LP, (Term SOFR 1M + 1.750%), 5.39%, 2/11/30(f)	577,329
400,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.40%, 11/8/30(f)	400,568
529,872	Solstice Advanced Materials, Inc., (Term SOFR 3M + 1.750%), 5.41%, 10/29/32(f)	531,859
493,762	Terex Corp., (Term SOFR 1M + 1.750%), 5.39%, 10/8/31(f)	493,916
		6,015,792
Total Bank Loans		6,015,792
(Cost $6,010,432)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Collateralized Mortgage Obligations — 5.6%
United States — 5.6%
$202,905	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 5.33%, 7/25/44, (a),(f)	$203,120
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 5.43%, 1/25/44, (a),(f)	125,744
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 5.43%, 2/25/44, (a),(f)	277,066
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 6.13%, 10/25/43, (a),(f)	213,555
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 6.73%, 3/25/42, (a),(f)	89,147
19,954	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.08%, 10/25/44, (a),(f)	19,954
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 5.33%, 5/25/44, (a),(f)	100,443
113,716	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 5.63%, 5/25/43, (a),(f)	114,274
51,340	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 5.73%, 3/25/43, (a),(f)	51,921
712,808	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70, (a),(h)	709,085
587,952	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60, (a)	587,753
490,826	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55, (a),(h)	490,368
100,672	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65, (a),(h)	96,218
323,547	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65, (a)	323,152
304,269	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64, (a)	305,362
554,647	Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1, 5.07%, 8/25/65, (a),(h)	550,094
322,731	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69, (a)	322,517
232,748	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69, (a)	234,242
		4,814,015
Total Collateralized Mortgage Obligations		4,814,015
(Cost $4,819,714)
Foreign Government Bonds — 3.8%
Ecuador — 0.3%
282,000	Ecuador Government International Bond, 9.25%, 1/29/39(a)	288,931

Japan — 3.0%
403,300,000(i)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	958,128
12,250,000(i)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	48,424
97,100,000(i)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	413,396
108,000,000(i)	Japan Government Thirty Year Bond, Series 83, 2.20%, 6/20/54	471,741

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
106,800,000(i)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	$475,457
40,850,000(i)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	203,461
		2,570,607
Mexico — 0.5%
$450,000	Mexico Government International Bond, 5.63%, 2/9/34	442,600

Total Foreign Government Bonds		3,302,138
(Cost $4,290,158)

Shares
Investment Company — 3.2%
2,726,605	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	2,726,605
Total Investment Company		2,726,605
(Cost $2,726,605)
Total Investments		$80,833,750
(Cost $81,776,845) — 94.0%
Other assets in excess of liabilities — 6.0%		5,145,988
NET ASSETS — 100.0%		$85,979,738

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	Perpetual security with no stated maturity date.
(d)	Principal amount denoted in Euros.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2026.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Principal amount denoted in Japanese Yen.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Foreign currency exchange contracts as of June 30, 2026:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	1,612,434	EUR	1,860,000	Citibank N.A.	7/22/26	$11,586
USD	860,000	CAD	1,184,493	Citibank N.A.	7/22/26	23,977
USD	553,169	EUR	471,026	Citibank N.A.	7/22/26	14,479
USD	942,987	EUR	803,096	Citibank N.A.	7/22/26	24,524
USD	1,130,136	EUR	962,531	Citibank N.A.	7/22/26	29,335
USD	927,754	GBP	691,659	Citibank N.A.	7/22/26	10,317
USD	3,472,794	JPY	547,126,108	Citibank N.A.	7/22/26	101,824
USD	2,090,000	JPY	334,622,040	Citibank N.A.	7/22/26	28,316
						$244,358

CAD	1,154,013	USD	850,000	Citibank N.A.	7/22/26	$(35,490)
EUR	2,138,163	GBP	1,871,374	Citibank N.A.	7/22/26	(36,929)
EUR	1,280,000	GBP	1,115,846	Citibank N.A.	7/22/26	(16,216)
JPY	65,918,160	USD	420,000	Citibank N.A.	7/22/26	(13,863)
JPY	136,042,540	USD	860,000	Citibank N.A.	7/22/26	(21,810)
JPY	133,953,503	USD	848,338	Citibank N.A.	7/22/26	(23,020)
						$(147,328)

Total						$97,030
Financial futures contracts as of June 30, 2026:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	32	September 2026	$(82)	USD	$6,596,250	Morgan Stanley & Co. LLC
Total			$(82)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	6	September 2026	$(6,634)	EUR	$872,992	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	40	September 2026	(12,045)	USD	4,395,625	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	132	September 2026	(83,763)	USD	14,845,875	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	3	September 2026	(6,962)	EUR	381,240	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	57	September 2026	(82,639)	USD	6,469,500	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	2	September 2026	(98)	USD	232,313	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	4	September 2026	(3,295)	EUR	527,333	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	115	September 2026	(42,552)	USD	12,310,391	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	28	September 2026	(8,505)	EUR	3,389,957	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	9	September 2026	(17,004)	JPY	7,072,358	Morgan Stanley & Co. LLC
Total			$(263,497)
Inflation swaps as of June 30, 2026:
Notional Amount (000)	Termination Date	Payment Frequency	Counter- party	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unreal. App. (Dep.)
USD 7,235	04/28/31	Yearly	Morgan Stanley & Co. LLC	2.62	USD- BCAPLDN	$0.00	$(903)	$(903)
USD 3,760	05/29/31	Yearly	Morgan Stanley & Co. LLC	2.64	USD- BCAPLDN	0.00	(22,981)	(22,981)
USD 1,880	06/01/31	Yearly	Morgan Stanley & Co. LLC	2.68	USD- BCAPLDN	0.00	(15,644)	(15,644)
USD 1,476	04/28/31	Yearly	Morgan Stanley & Co. LLC	2.67	USD- JPMLDN	0.00	(3,415)	(3,415)
USD 750	05/29/31	Yearly	Morgan Stanley & Co. LLC	2.62	USD- MSDWLDN	0.00	(4,085)	(4,085)
Total						$0.00	$(47,028)	$(47,028)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Interest rate swaps as of June 30, 2026:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
2.76%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	6/17/28	EUR 8,420	$0	$6,946	$6,946
2.75%	EUR- BNPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	6/17/28	EUR 4,980	0	2,454	2,454
2.76%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/11/28	EUR 3,751	0	5,001	5,001
2.72%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	4/20/28	EUR 2,348	0	1,716	1,716
2.72%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	4/17/28	EUR 2,342	0	1,837	1,837
2.72%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	4/24/28	EUR 2,173	0	2,595	2,595
2.82%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/4/28	EUR 2,119	0	6,162	6,162
2.75%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	4/29/28	EUR 2,115	0	2,788	2,788
1.51%	JPY- BCAP LDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/10/35	JPY 326,000	0	143,789	143,789
							$0	$173,288	$173,288

12.80%	BRL- BCAP LDN	Receive	Yearly	Morgan Stanley & Co. LLC	1/2/31	BRL 10,080	$0	$(110,645)	$(110,645)
Total							$0	$62,643	$62,643

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2026 (Unaudited)
Credit default swaps buy protection as of June 30, 2026:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	22,017	$(342,273)	$(146,586)	$(488,859)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	25,578	(391,852)	(176,075)	(567,927)
Total							$(734,125)	$(322,661)	$(1,056,786)
Credit default swaps sell protection as of June 30, 2026:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
1.00%	Oracle Corp.	Quarterly	Morgan Stanley & Co. LLC	12/20/30	1.64	USD	420	$(9,028)	$(449)	$(9,477)
1.00%	Lincoln National Corp.	Quarterly	Morgan Stanley & Co. LLC	6/20/31	1.44	USD	850	(28,669)	13,910	(14,759)
Total								$(37,697)	$13,461	$(24,236)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
BRL - Brazilian Real
CAD - Canadian Dollar
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
ICS - Implied Credit Spread
JPY - Japanese Yen
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar